                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/10

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northaven Management, Inc.
Address: 375 Park Ave., Suite 2709
         New York, NY 10152

Form 13F File Number: 28- ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adena Plesmid
Title: Controller
Phone: 212 798-0305

Signature, Place, and Date of Signing:


A Plesmid                                    New York, NY            7/28/10
-------------------------------------   ----------------------   ---------------
[Signature]                                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----

28-
    -------------      -----------------------------------------
[Repeat as necessary.]

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           NONE
Form 13F Information Table Entry Total:        46
Form 13F Information Table Value Total:    110,521
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
      28-
          ----------------   ------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

               COLUMN 1              COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ -------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                       VOTING AUTHORITY
               NAME OF               TITLE OF                    SHRS OR SH/ PUT/ INVESTMENT   OTHER  ------------------
               ISSUER                CLASS      CUSIP     VALUE  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------ -------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
ARTHUR J. GALLAGHER & CO             COM      363576109  1999160   82000 SH           SOLE             82000
ALTERRA CAPITAL HOLDINGS LIMITED     COM      G0229R108 11004272  585957 SH           SOLE            585957
AON CORP                             COM      037389103  1930240   52000 SH           SOLE             52000
ARES CAPITAL CORPORATION             COM      04010L103  2343110  187000 SH           SOLE            187000
ASSOCIATED BANCORP                   COM      045487105   980800   80000 SH           SOLE             80000
BANK OF AMERICA CO                   COM      060505104  2155500  150000 SH           SOLE            150000
BANNER                               COM      06652V109   346500  175000 SH           SOLE            175000
BRYN MAWR BANK CORP                  COM      117665109   627572   37400 SH           SOLE             37400
COMMUNITY BANKERS TRUST CORP         COM      203612106  1104990  493299 SH           SOLE            493299
CATHAY GENERAL BANCORP               COM      149150104  2582500  250000 SH           SOLE            250000
CHUBB CORP                           COM      171232101  3500700   70000 SH           SOLE             70000
COMERICA INC                         COM      200340107  3683000  100000 SH           SOLE            100000
COLUMBIA BANKING SYSTEM INC          COM      197236102  1826000  100000 SH           SOLE            100000
CITIZENS SOUTH BANKING               COM      197236102  1669725  271500 SH           SOLE            271500
CENTERSTATE BANKS INC                COM      15201P109  1009000  100000 SH           SOLE            100000
CONNECTICUT BANK & TRUST COMPANY     COM      207546102  2072112  352400 SH           SOLE            352400
DISCOVER FINANCIAL SERVICES          COM      254709108  4528122  323900 SH           SOLE            323900
EASTERN INSURANCE HOLDINGS INC       COM      276534104  6991199  658305 SH           SOLE            658305
ENDURANCE SPECIALTY HOLDINGS LTD     SHS      G30397106  3753000  100000 SH           SOLE            100000
EASTERN VIRGINIA BANKSHARES INC      COM      277196101  1376763  211160 SH           SOLE            211160
FIRST CALIFORNIA FINANCIAL GROUP INC COM      319395109  1815750  675000 SH           SOLE            675000
FIRST COMMUNITY BANCSHARES           COM      31983A103   370188   25200 SH           SOLE             25200
FIRST CAPITAL BANCORP INC            COM      319438107   435729   60856 SH           SOLE             60856
FIRST HORIZON NATIONAL               COM      320517105  1434925  125321 SH           SOLE            125321
FIRST MIDWEST BANCORP INC            COM      320867104  2145024  176400 SH           SOLE            176400
HAMPSHIRE FIRST BANK                 OTC EQ   408853109  2374750  271400 SH           SOLE            271400
HERITAGE FINANCIAL CORP              COM      42722X106  4634323  309574 SH           SOLE            309574
INVESCO LTD                          SHS      G491BT108  2987325  177500 SH           SOLE            177500
JPMORGAN CHASE & CO                  COM      46625H100  1647450   45000 SH           SOLE             45000
LINCOLN NATL                         COM      534187109   971600   40000 SH           SOLE             40000
LENDER PROCESSING SERVICES INC       COM      52602E102  1264924   40400 SH           SOLE             40400
MARSH & MCLENNAN COMPANIES INC       COM      571748102  3202100  142000 SH           SOLE            142000
MORGAN STANLEY                       COM NEW  617446448  1508650   65000 SH           SOLE             65000
NEW ENGLAND BANCSHARES INC           COM NEW  643863202  1685648  219200 SH           SOLE            219200
ORIENTAL FINANCIAL GROUP INC         COM      68618W100  3165000  250000 SH           SOLE            250000
PACWEST BANCORP                      COM      695263103  2818696  153943 SH           SOLE            153943
PACIFIC CONTINENTAL CORP             COM      69412V108  1658150  175095 SH           SOLE            175095
PRINCIPAL FINANCIAL GROUP INC        COM      74251V102  2344000  100000 SH           SOLE            100000
STATE BANCORP INC                    COM      855716106  4605600  484800 SH           SOLE            484800
SUNTRUST BANKS INC                   COM      867914103   699000   30000 SH           SOLE             30000
SYMETRA FINANCIAL CORPORATION        COM      87151Q106  2100000  175000 SH           SOLE            175000
TRAVELERS COMPANIES INC              COM      89417E109  2585625   52500 SH           SOLE             52500
US BANCORP (DEL)                     COM NEW  902973304  3799500  170000 SH           SOLE            170000
UNIVEST CORP OF PENNSYLVANIA         COM      915271100  2021088  116691 SH           SOLE            116691
WESTERN ALLIANCE BANCORP             COM      957638109   537750   75000 SH           SOLE             75000
WILLIS GROUP HOLDINGS LTD            SHS      G96666105  2223700   74000 SH           SOLE             74000